STOCK OPTIONS AND WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of Shares
Outstanding, December 31, 2016	12,000	24,000
Granted		12,000
Forfeited
Expired		(24,000)
Outstanding, September 30, 2017		12,000
Exercisable at September 30, 2017		3,000
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 2.00	$ 1.00
Granted		2.00
Exercised		1.00
Outstanding, September 30, 2017		2.00
Exercisable at September 30, 2017		$ 2.00
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2016		1 year 7 days
Granted		4 years
Forfeited		0 years
Exercised		0 years
Expired		0 years
Outstanding, September 30, 2017		3 years 9 months
Exercisable at September 30, 2017		3 years 9 months
Aggregate Intrinsic Value
Outstanding, December 31, 2016
Granted
Forfeited
Exercised
Expired
Outstanding, September 30, 2017
Exercisable at September 30, 2017
Options [Member]
Number of Shares
Outstanding, December 31, 2016	12,000
Granted	37,000
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	49,000	12,000
Exercisable at September 30, 2017	39,750
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 2.00
Granted	1.32
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	1.49	$ 2.00
Exercisable at September 30, 2017	$ 1.53
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2016	3 years 9 months
Granted	3 years 6 months 29 days
Outstanding, September 30, 2017	3 years 5 months 9 days
Exercisable at September 30, 2017	3 years 4 months 28 days
Aggregate Intrinsic Value
Outstanding, December 31, 2016	$ 74,400
Granted	150,800
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	191,600	$ 74,400
Exercisable at September 30, 2017	$ 153,900